BNY Mellon International Stock Fund
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6%
Australia — 1.0%
Cochlear Ltd.	309,600	29,711,405
Canada — 2.5%
Alimentation Couche-Tard, Inc.	1,265,700	76,227,843
China — 1.9%
Tencent Holdings Ltd.	1,012,200	58,497,101
Denmark — 1.9%
Coloplast A/S, Cl. B	820,391	58,487,812
Finland — 1.4%
Kone OYJ, Cl. B	684,300	41,952,113
France — 17.2%
Air Liquide SA	367,721	72,414,997
Dassault Systemes SE	2,455,961	65,156,159
Hermes International SCA	32,300	59,316,061
L’Oreal SA	159,477	71,262,024
LVMH Moet Hennessy Louis Vuitton SE	109,235	57,515,572
Safran SA	121,010	47,368,439
Schneider Electric SE	177,667	60,796,338
TotalEnergies SE	1,040,827	91,313,700
		525,143,290
Germany — 9.2%
adidas AG	226,100	39,761,645
Infineon Technologies AG	749,305	48,992,296
Merck KGaA	457,200	73,817,432
Rheinmetall AG	22,620	29,185,449
SAP SE	401,900	89,117,264
		280,874,086
Hong Kong — 5.1%
AIA Group Ltd.	12,185,500	118,536,748
Jardine Matheson Holdings Ltd.	594,300	35,010,213
		153,546,961
Ireland — 2.5%
Experian PLC	1,853,155	76,435,602
Italy — 2.4%
Ferrari NV	175,000	74,092,371
Japan — 14.0%
Capcom Co. Ltd.	874,100	23,364,050
Daikin Industries Ltd.	423,000	56,016,056
Hoya Corp.	405,000	62,366,197
Keyence Corp.	181,080	94,830,377
Nomura Research Institute Ltd.	1,561,000	51,701,102
Shin-Etsu Chemical Co. Ltd.	1,747,400	65,881,629
Terumo Corp.	4,566,300	71,917,439
		426,076,850
Netherlands — 8.2%
ASM International NV	106,000	99,484,435
ASML Holding NV	67,301	113,492,253
Wolters Kluwer NV	424,354	34,917,630
		247,894,318

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.6% (continued)
Spain — 4.8%
Amadeus IT Group SA	962,366	65,080,425
Industria de Diseno Textil SA	1,181,229	79,579,280
		144,659,705
Sweden — 2.2%
Atlas Copco AB, Cl. B	3,566,100	66,424,670
Switzerland — 10.8%
ABB Ltd.	425,435	41,577,739
Alcon AG	908,290	65,800,040
Lonza Group AG	118,500	84,526,628
Roche Holding AG	151,218	65,998,281
SGS SA	628,300	72,098,853
		330,001,541
Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	309,460	128,524,927
United Kingdom — 9.3%
Compass Group PLC	2,883,755	88,387,091
Halma PLC	1,077,698	53,037,398
National Grid PLC	4,248,156	67,348,141
The Sage Group PLC	5,112,500	75,647,618
		284,420,248
Total Equity Securities - Common Stocks (cost $1,819,057,628)		3,002,970,843

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $30,836,743)	3.72	30,836,743	30,836,743
Total Investments (cost $1,849,894,371)		99.6%	3,033,807,586
Cash and Receivables (Net)		.4%	13,588,419
Net Assets		100.0%	3,047,396,005

ADR—American Depositary Receipt

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Stock Fund
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,002,970,843	—	—	3,002,970,843
Investment Companies	30,836,743	—	—	30,836,743
	3,033,807,586	—	—	3,033,807,586

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At August 31, 2026, accumulated net unrealized appreciation on investments was $1,183,913,215, consisting of $1,240,689,627 gross unrealized appreciation and $56,776,412 gross unrealized depreciation.
At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.